Long-Term Debt - Schedule of Debt (Parenthetical) (Detail)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
8.750% Senior Notes Due April 15, 2019
Debt Instrument [Line Items]
Debt instrument interest rate	8.75%	8.75%	8.75%